UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  March 31, 2019

Date of reporting period:  June 30, 2019

Item 1. Schedules of Investments.

Pemberwick Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Par
	Value	Value
CORPORATE BONDS AND NOTES - 86.0%
Basic Materials - 0.0%
Praxair, Inc.
2.250%, 09/24/2020	$30,000	$30,042

Communications - 1.6%
AT&T, Inc.
3.547% (3 Month LIBOR USD + 0.950%), 07/15/2021 (a)	5,000,000	5,045,314
Cisco Systems, Inc.
2.200%, 02/28/2021	100,000	100,127
3.000%, 06/15/2022	105,000	107,999
Comcast Corp.
1.625%, 01/15/2022	60,000	59,260
2.850%, 01/15/2023	100,000	101,669
3.600%, 03/01/2024	100,000	105,471
NBCUniversal Media LLC
5.150%, 04/30/2020	100,000	102,265
TWDC Enterprises 18 Corp.
1.800%, 06/05/2020	30,000	29,889
2.150%, 09/17/2020	70,000	70,023
		5,722,017
Consumer, Cyclical - 0.8%
American Honda Finance Corp.
2.600%, 11/16/2022	50,000	50,645
3.625%, 10/10/2023	200,000	210,535
3.550%, 01/12/2024	50,000	52,543
General Motors Financial Co., Inc.
3.640% (3 Month LIBOR USD + 1.310%), 06/30/2022 (a)	2,000,000	1,999,964
PACCAR Financial Corp.
3.100%, 05/10/2021	62,000	63,041
3.400%, 08/09/2023	60,000	62,099
The Home Depot, Inc.
2.000%, 04/01/2021	130,000	129,945
Toyota Motor Credit Corp.
2.125%, 07/18/2019	40,000	39,996
2.200%, 01/10/2020	40,000	40,011
3.400%, 09/15/2021	130,000	133,608
2.150%, 09/08/2022	30,000	30,048
2.900%, 04/17/2024	50,000	51,389
Walmart, Inc.
1.900%, 12/15/2020	30,000	29,950
4.250%, 04/15/2021	60,000	62,323
		2,956,097
Consumer, Non-cyclical - 2.6%
AstraZeneca PLC
3.073% (3 Month LIBOR USD + 0.620%), 06/10/2022 (a)(e)	2,000,000	1,998,436

Bristol-Myers Squibb Co.
7.150%, 06/15/2023	75,000	88,224
3.250%, 11/01/2023	125,000	129,380
Colgate-Palmolive Co.
2.250%, 11/15/2022	75,000	75,652
Danaher Corp.
2.400%, 09/15/2020	25,000	25,051
Eli Lilly & Co.
2.350%, 05/15/2022	70,000	70,544
Johnson & Johnson
2.250%, 03/03/2022	60,000	60,390
Medtronic, Inc.
3.150%, 03/15/2022	100,000	102,902
Merck & Co., Inc.
1.850%, 02/10/2020	14,000	13,972
3.875%, 01/15/2021	50,000	51,170
Novartis Capital Corp.
1.800%, 02/14/2020	70,000	69,782
3.400%, 05/06/2024	50,000	52,590
PepsiCo, Inc.
2.150%, 10/14/2020	60,000	60,058
3.600%, 03/01/2024	100,000	106,179
Pfizer, Inc.
1.700%, 12/15/2019	50,000	49,883
Reckitt Benckiser Treasury Services PLC
2.903% (3 Month LIBOR USD + 0.560%), 06/24/2022 (Acquired 02/15/2018, Cost $5,772,334) (a)(d)(e)	5,775,000	5,757,254
The Coca-Cola Co.
2.200%, 05/25/2022	50,000	50,261
3.200%, 11/01/2023	60,000	62,789
The Hershey Co.
3.100%, 05/15/2021	150,000	152,578
The Procter & Gamble Co.
2.300%, 02/06/2022	60,000	60,495
Unilever Capital Corp.
2.750%, 03/22/2021	100,000	101,025
UnitedHealth Group, Inc.
2.700%, 07/15/2020	155,000	155,655
3.500%, 02/15/2024	160,000	167,764
		9,462,034
Energy - 0.2%
BP Capital Markets America, Inc.
2.750%, 05/10/2023	100,000	101,129
3.790%, 02/06/2024	300,000	318,111
Chevron Corp.
2.419%, 11/17/2020	50,000	50,235
3.191%, 06/24/2023	50,000	51,908
EOG Resources, Inc.
2.625%, 03/15/2023	100,000	101,187
		622,570
Financial - 79.4%
American Express Co.
3.189% (3 Month LIBOR USD + 0.610%), 08/01/2022 (a)	3,391,000	3,399,418
3.171% (3 Month LIBOR USD + 0.650%), 02/27/2023 (a)	2,700,000	2,702,502

American Express Credit Corp.
2.250%, 08/15/2019	95,000	94,980
3.153% (3 Month LIBOR USD + 0.570%), 10/30/2019 (a)	1,000,000	1,001,360
2.950% (3 Month LIBOR USD + 0.430%), 03/03/2020 (a)	1,799,000	1,802,556
3.220% (3 Month LIBOR USD + 0.700%), 03/03/2022 (a)	6,990,000	7,032,707
Athene Global Funding
3.826% (3 Month LIBOR USD + 1.230%), 07/01/2022 (Acquired 02/22/2018, Cost $3,043,513) (a)(d)	3,000,000	3,027,070
AvalonBay Communities, Inc.
3.625%, 10/01/2020	50,000	50,677
Banco Santander SA
4.141% (3 Month LIBOR USD + 1.560%), 04/11/2022 (a)(e)	4,800,000	4,879,151
3.614% (3 Month LIBOR USD + 1.090%), 02/23/2023 (a)(e)	9,750,000	9,718,239
3.724% (3 Month LIBOR USD + 1.120%), 04/12/2023 (a)(e)	500,000	498,248
Bank of America Corp.
4.012% (3 Month LIBOR USD + 1.420%), 04/19/2021 (a)	3,500,000	3,566,621
3.252% (3 Month LIBOR USD + 0.660%), 07/21/2021 (a)	1,000,000	1,003,357
3.242% (3 Month LIBOR USD + 0.650%), 10/01/2021 (a)	2,000,000	2,005,648
2.999% (3 Month LIBOR USD + 0.650%), 06/25/2022 (a)	2,500,000	2,507,862
3.772% (3 Month LIBOR USD + 1.180%), 10/21/2022 (a)	5,400,000	5,469,858
3.752% (3 Month LIBOR USD + 1.160%), 01/20/2023 (a)	850,000	859,977
3.269% (3 Month LIBOR USD + 0.790%), 03/05/2024 (a)	950,000	951,486
Bank of Montreal
3.081% (3 Month LIBOR USD + 0.630%), 09/11/2022 (a)(e)	4,300,000	4,319,712
BB&T Corp.
3.242% (3 Month LIBOR USD + 0.650%), 04/01/2022 (a)	3,600,000	3,620,882
BlackRock, Inc.
5.000%, 12/10/2019	75,000	75,900
Canadian Imperial Bank of Commerce
2.908% (3 Month LIBOR USD + 0.310%), 10/05/2020 (a)(e)	4,000,000	4,008,904
3.130% (3 Month LIBOR USD + 0.720%), 06/16/2022 (a)(e)	4,496,000	4,532,443
Capital One Financial Corp.
3.295% (3 Month LIBOR USD + 0.760%), 05/12/2020 (a)	5,848,000	5,873,276
3.403% (3 Month LIBOR USD + 0.950%), 03/09/2022 (a)	3,000,000	3,026,016
3.303% (3 Month LIBOR USD + 0.720%), 01/30/2023 (a)	4,583,000	4,574,286
Capital One, N.A.
3.380% (3 Month LIBOR USD + 0.820%), 08/08/2022 (a)	3,385,000	3,397,913
3.733% (3 Month LIBOR USD + 1.150%), 01/30/2023 (a)	5,291,000	5,340,889
Chubb INA Holdings, Inc.
2.300%, 11/03/2020	80,000	80,036
Citigroup, Inc.
3.896% (3 Month LIBOR USD + 1.310%), 10/26/2020 (a)	2,000,000	2,025,822
3.710% (3 Month LIBOR USD + 1.380%), 03/30/2021 (a)	550,000	559,098
3.766% (3 Month LIBOR USD + 1.190%), 08/02/2021 (a)	1,570,000	1,591,429
3.523% (3 Month LIBOR USD + 1.070%), 12/08/2021 (a)	5,000,000	5,055,160
3.540% (3 Month LIBOR USD + 0.960%), 04/25/2022 (a)	1,890,000	1,906,655
3.272% (3 Month LIBOR USD + 0.690%), 10/27/2022 (a)	2,700,000	2,704,257
3.531% (3 Month LIBOR USD + 0.950%), 07/24/2023 (a)	4,350,000	4,365,028
Credit Suisse Group AG
3.628% (3 Month LIBOR USD + 1.200%), 12/14/2023 (Acquired 09/11/2017, Cost $10,435,236) (a)(d)(e)	10,300,000	10,326,852
Deutsche Bank AG
3.567% (3 Month LIBOR USD + 0.970%), 07/13/2020 (a)(e)	8,000,000	7,949,834
ERP Operating LP
4.625%, 12/15/2021	75,000	78,898

HSBC Holdings PLC
4.693% (3 Month LIBOR USD + 2.240%), 03/08/2021 (a)(e)	1,000,000	1,029,292
3.120% (3 Month LIBOR USD + 0.600%), 05/18/2021 (a)(e)	6,300,000	6,305,988
4.098% (3 Month LIBOR USD + 1.500%), 01/05/2022 (a)(e)	9,400,000	9,609,282
Manufacturers & Traders Trust Co.
3.160% (3 Month LIBOR USD + 0.640%), 12/01/2021 (a)	5,000,000	4,988,828
Mitsubishi UFJ Financial Group, Inc.
3.370% (3 Month LIBOR USD + 0.790%), 07/25/2022 (a)(e)	1,975,000	1,982,219
3.260% (3 Month LIBOR USD + 0.740%), 03/02/2023 (a)(e)	2,000,000	2,000,403
Mizuho Financial Group, Inc.
3.590% (3 Month LIBOR USD + 1.140%), 09/13/2021 (a)(e)	4,000,000	4,052,129
3.461% (3 Month LIBOR USD + 0.940%), 02/28/2022 (a)(e)	7,300,000	7,363,414
3.331% (3 Month LIBOR USD + 0.880%), 09/11/2022 (a)(e)	1,100,000	1,106,692
3.269% (3 Month LIBOR USD + 0.790%), 03/05/2023 (a)(e)	3,900,000	3,900,221
Morgan Stanley
3.722% (3 Month LIBOR USD + 1.140%), 01/27/2020 (a)	1,334,000	1,341,472
3.992% (3 Month LIBOR USD + 1.400%), 04/21/2021 (a)	1,000,000	1,018,283
3.772% (3 Month LIBOR USD + 1.180%), 01/20/2022 (a)	1,900,000	1,920,508
3.522% (3 Month LIBOR USD + 0.930%), 07/22/2022 (a)	7,920,000	7,972,172
3.981% (3 Month LIBOR USD + 1.400%), 10/24/2023 (a)	4,900,000	4,996,455
3.780% (3 Month LIBOR USD + 1.220%), 05/08/2024 (a)	1,029,000	1,044,011
Northern Trust Corp.
3.450%, 11/04/2020	25,000	25,414
3.375%, 08/23/2021	25,000	25,658
PNC Bank, N.A.
2.400%, 10/18/2019	3,000,000	3,000,154
Public Storage
2.370%, 09/15/2022	180,000	181,071
Realty Income Corp.
3.250%, 10/15/2022	50,000	51,298
4.650%, 08/01/2023	125,000	135,087
Royal Bank of Canada
3.309% (3 Month LIBOR USD + 0.730%), 02/01/2022 (a)(e)	5,355,000	5,406,565
Simon Property Group LP
4.375%, 03/01/2021	50,000	51,594
2.500%, 07/15/2021	120,000	120,631
2.350%, 01/30/2022	50,000	50,114
3.750%, 02/01/2024	100,000	105,449
State Street Corp.
1.950%, 05/19/2021	25,000	24,937
Sumitomo Mitsui Banking Corp.
2.911% (3 Month LIBOR USD + 0.310%), 10/18/2019 (a)(e)	2,000,000	2,001,589
2.938% (3 Month LIBOR USD + 0.350%), 01/17/2020 (a)(e)	2,525,000	2,528,551
Sumitomo Mitsui Financial Group, Inc.
3.707% (3 Month LIBOR USD + 1.110%), 07/14/2021 (a)(e)	6,013,000	6,085,633
3.732% (3 Month LIBOR USD + 1.140%), 10/19/2021 (a)(e)	2,000,000	2,028,921
3.384% (3 Month LIBOR USD + 0.780%), 07/12/2022 (a)(e)	5,400,000	5,423,741
SunTrust Bank
3.113% (3 Month LIBOR USD + 0.530%), 01/31/2020 (a)	2,000,000	2,003,723
3.086% (3 Month LIBOR USD + 0.500%), 10/26/2021 (a)	3,000,000	3,006,439
3.166% (3 Month LIBOR USD + 0.590%), 08/02/2022 (a)	8,500,000	8,514,991
The Bank of New York Mellon Corp.
4.600%, 01/15/2020	30,000	30,376
2.450%, 11/27/2020	35,000	35,144
3.633% (3 Month LIBOR USD + 1.050%), 10/30/2023 (a)	11,036,000	11,239,222

The Bank of Nova Scotia
2.987% (3 Month LIBOR USD + 0.390%), 07/14/2020 (a)(e)	3,000,000	3,010,537
3.112% (3 Month LIBOR USD + 0.640%), 03/07/2022 (a)(e)	5,900,000	5,939,434
The Goldman Sachs Group, Inc.
3.940% (3 Month LIBOR USD + 1.360%), 04/23/2021 (a)	1,000,000	1,015,386
3.688% (3 Month LIBOR USD + 1.170%), 11/15/2021 (a)	2,000,000	2,016,772
3.696% (3 Month LIBOR USD + 1.110%), 04/26/2022 (a)	1,941,000	1,958,017
3.363% (3 Month LIBOR USD + 0.780%), 10/31/2022 (a)	7,020,000	7,026,102
3.581% (3 Month LIBOR USD + 1.000%), 07/24/2023 (a)	550,000	551,232
4.125% (3 Month LIBOR USD + 1.600%), 11/29/2023 (a)	5,600,000	5,754,040
The Toronto-Dominion Bank
2.881% (3 Month LIBOR USD + 0.430%), 06/11/2021 (a)(e)	2,350,000	2,359,439
The Travelers Cos, Inc.
3.900%, 11/01/2020	110,000	112,452
Visa, Inc.
2.200%, 12/14/2020	70,000	70,127
2.150%, 09/15/2022	50,000	50,210
Wells Fargo & Co.
2.150%, 01/30/2020	200,000	199,825
3.263% (3 Month LIBOR USD + 0.680%), 01/30/2020 (a)	2,000,000	2,006,990
2.500%, 03/04/2021	30,000	30,068
3.843% (3 Month LIBOR USD + 1.340%), 03/04/2021 (a)	2,500,000	2,538,892
4.600%, 04/01/2021	60,000	62,273
2.100%, 07/26/2021	110,000	109,473
3.465% (3 Month LIBOR USD + 0.930%), 02/11/2022 (a)	4,500,000	4,527,504
3.691% (3 Month LIBOR USD + 1.110%), 01/24/2023 (a)	6,890,000	6,976,447
3.813% (3 Month LIBOR USD + 1.230%), 10/31/2023 (a)	925,000	943,013
		285,950,911
Industrial - 0.7%
Caterpillar Financial Services Corp.
2.250%, 12/01/2019	20,000	19,989
2.950%, 05/15/2020	50,000	50,284
1.850%, 09/04/2020	25,000	24,913
2.900%, 03/15/2021	75,000	75,904
Caterpillar, Inc.
3.400%, 05/15/2024	60,000	62,988
Emerson Electric Co.
4.875%, 10/15/2019	45,000	45,290
General Dynamics Corp.
3.000%, 05/11/2021	105,000	106,748
2.250%, 11/15/2022	60,000	60,281
General Electric Co.
6.000%, 08/07/2019	50,000	50,165
5.500%, 01/08/2020	100,000	101,432
4.625%, 01/07/2021	250,000	257,325
4.000% (3 Month LIBOR USD + 2.280%), 12/29/2049 (a)(b)	1,234,000	984,090
Honeywell International, Inc.
1.800%, 10/30/2019	60,000	59,897
1.850%, 11/01/2021	60,000	59,589
John Deere Capital Corp.
1.950%, 06/22/2020	75,000	74,819
2.375%, 07/14/2020	50,000	50,076
2.650%, 01/06/2022	50,000	50,543
2.800%, 01/27/2023	60,000	61,050

Pall Corp.
5.000%, 06/15/2020	50,000	51,228
United Parcel Service, Inc.
3.125%, 01/15/2021	30,000	30,452
2.350%, 05/16/2022	50,000	50,304
		2,327,367
Technology - 0.4%
Apple, Inc.
1.550%, 02/07/2020	10,000	9,959
1.900%, 02/07/2020	45,000	44,908
1.800%, 05/11/2020	50,000	49,884
2.250%, 02/23/2021	63,000	63,192
2.150%, 02/09/2022	155,000	155,622
2.400%, 05/03/2023	60,000	60,604
3.000%, 02/09/2024	80,000	82,723
IBM Corp.
3.000%, 05/15/2024	100,000	102,776
IBM Credit LLC
1.800%, 01/20/2021	100,000	99,398
Intel Corp.
1.700%, 05/19/2021	110,000	109,169
3.300%, 10/01/2021	33,000	33,926
3.100%, 07/29/2022	50,000	51,555
International Business Machines Corp
1.900%, 01/27/2020	100,000	99,806
Microsoft Corp.
1.550%, 08/08/2021	225,000	223,096
Oracle Corp.
5.000%, 07/08/2019	30,000	30,012
2.500%, 05/15/2022	190,000	192,044
Texas Instruments, Inc.
1.850%, 05/15/2022	60,000	59,628
		1,468,302
Utilities - 0.3%
DTE Electric Co.
3.900%, 06/01/2021	55,000	56,585
Duke Energy Carolinas LLC
4.300%, 06/15/2020	25,000	25,481
3.900%, 06/15/2021	25,000	25,733
Duke Energy Progress LLC
2.800%, 05/15/2022	70,000	71,203
Entergy Gulf States Louisiana LLC
3.950%, 10/01/2020	50,000	50,737
Kentucky Utilities Co.
3.250%, 11/01/2020	30,000	30,258
National Rural Utilities Cooperative Finance Corp.
2.300%, 11/15/2019	25,000	24,990
2.000%, 01/27/2020	75,000	74,864
Northern States Power Co.
2.200%, 08/15/2020	30,000	30,008
Pacificorp
3.600%, 04/01/2024	210,000	220,395

Public Service Co. of Colorado
3.200%, 11/15/2020	30,000	30,213
Public Service Electric & Gas Co.
2.000%, 08/15/2019	75,000	74,937
San Diego Gas & Electric Co.
3.000%, 08/15/2021	30,000	30,387
Southern California Edison Co.
3.875%, 06/01/2021	40,000	40,763
3.400%, 06/01/2023	50,000	51,012
Westar Energy, Inc.
5.100%, 07/15/2020	75,000	77,060
Wisconsin Power & Light Co
5.000%, 07/15/2019	25,000	25,023
		939,649
TOTAL CORPORATE BONDS AND NOTES (Cost $309,577,474)		309,478,989

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
Federal National Mortgage Assocation REMICS - 1.0%
Series 2005-40, Class YG
5.000%, 05/25/2025	16,719	17,355
Series 2011-122, Class A
3.000%, 12/25/2025	9,271	9,257
Series 2011-110, Class CA
3.500%, 06/25/2026	376,175	378,210
Series 2011-110, Class CY
3.500%, 11/25/2026	375,000	392,434
Series 2007-27, Class MQ
5.500%, 04/25/2027	5,118	5,532
Series 2012-101, Class AB
1.500%, 06/25/2027	159,712	157,183
Series 2013-124, Class BD
2.500%, 12/25/2028	178,401	179,267
Series 2014-8, Class DA
4.000%, 03/25/2029	135,008	140,900
Series 2002-56, Class PE
6.000%, 09/25/2032	112,125	126,631
Series 2013-72, Class HG
3.000%, 04/25/2033	274,432	281,636
Series 2003-127, Class EG
6.000%, 12/25/2033	136,067	153,624
Series 2004-60, Class AB
5.500%, 04/25/2034	357,176	381,129
Series 2005-48, Class AR
5.500%, 02/25/2035	1,755	1,759
Series 2005-62, Class CQ
4.750%, 07/25/2035	2,042	2,073
Series 2005-64, Class PL
5.500%, 07/25/2035	25,585	28,083
Series 2005-68, Class PG
5.500%, 08/25/2035	20,792	22,940
Series 2005-83A, Class LA
5.500%, 10/25/2035	11,072	12,187
Series 2006-57, Class AD
5.750%, 06/25/2036	37,510	39,287

Series 2014-23, Class PA
3.500%, 08/25/2036	62,324	63,438
Series 2013-83, Class CA
3.500%, 10/25/2037	35,846	36,317
Series 2011-9, Class LH
3.500%, 01/25/2039	402,721	415,685
Series 2009-47, Class PA
4.500%, 07/25/2039	2,457	2,528
Series 2010-68, Class EP
4.500%, 12/25/2039	114,230	120,070
Series 2011-113, Class NE
4.000%, 03/25/2040	4,246	4,247
Series 2010-123, Class FE
4.500%, 11/25/2040	153,906	166,564
Series 2012-134, Class VP
3.000%, 10/25/2042	163,569	167,572
Series 2014-19, Class HA
2.000%, 06/25/2040	120,719	120,644
		3,426,552
Federal Home Loan Mortgage Corporation REMICS - 0.8%
Series 3799, Class GK
2.750%, 01/15/2021	50,898	50,927
Series 3784, Class BH
3.500%, 01/15/2021	101,800	102,432
Series 2989, Class TG
5.000%, 06/15/2025	19,048	19,982
Series 3002, Class YD
4.500%, 07/15/2025	7,907	8,245
Series 3990, Class UB
2.500%, 01/15/2026	108,212	108,388
Series 4266, Class BG
2.500%, 04/15/2026	129,965	130,755
Series 3917, Class AB
1.750%, 07/15/2026	79,247	78,741
Series 3970, Class HB
3.000%, 12/15/2026	200,000	206,598
Series 2097, Class PZ
6.000%, 11/15/2028	246,418	271,207
Series 2091, Class PG
6.000%, 11/15/2028	387,531	427,626
Series 2526, Class FI
3.394% (1 Month LIBOR USD + 1.000%), 02/15/2032 (a)	45,525	45,440
Series 4203, Class DM
3.000%, 04/15/2033	170,401	174,458
Series 4363, Class EJ
4.000%, 05/15/2033	124,247	131,674
Series 2682, Class LD
4.500%, 10/15/2033	59,377	64,686
Series 4453, Class DA
3.500%, 11/15/2033	240,331	249,668
Series 2759, Class TC
4.500%, 03/15/2034	239,737	255,435
Series 2881, Class AE
5.000%, 08/15/2034	5,226	5,386
Series 2933, Class HD
5.500%, 02/15/2035	10,252	11,168

Series 4305, Class KA
3.000%, 03/15/2038	22,219	22,291
Series 3843, Class GH
3.750%, 10/15/2039	26,334	27,051
Series 3824, Class PA
4.500%, 11/15/2039	186,353	189,514
Series 3786, Class NA
4.500%, 07/15/2040	47,155	49,257
Series 3928, Class HC
2.500%, 08/15/2040	87,029	88,891
Series 3890, Class BA
2.500%, 11/15/2040	105,255	106,627
Series 4305, Class AL
2.500%, 10/15/2042	168,199	168,737
Series 4305, Class A
3.500%, 06/15/2048	71,294	73,426
		3,068,610
Government National Mortgage Association REMICS - 0.2%
Series 2013-88, Class WA
5.034%, 06/20/2030 (a)	63,770	66,853
Series 2002-22, Class GF
6.500%, 03/20/2032	26,029	25,994
Series 2002-51, Class D
6.000%, 07/20/2032	29,590	29,560
Series 2008-50, Class NA
5.500%, 03/16/2037	244	244
Series 2007-11, Class PE
5.500%, 03/20/2037	15,313	17,087
Series 2009-127, Class PK
4.000%, 10/20/2038	117,926	118,811
Series 2013-113, Class UB
3.000%, 11/20/2038	30,780	30,998
Series 2010-58, Class YJ
3.000%, 05/16/2039	115,344	116,499
Series 2011-18, Class NH
3.500%, 05/20/2039	100,743	100,718
Series 2012-39, Class NP
2.000%, 08/20/2039	78,592	78,404
Series 2010-112, Class NG
2.250%, 09/16/2040	179,876	178,938
		764,106
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,098,699)		7,259,268

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.3%
Federal Home Loan Mortgage Corp - 0.2%
1.500%, 01/17/2020	355,000	353,795
5.500%, 04/01/2021, Gold Pool #G11941	5,528	5,621
5.500%, 11/01/2021, Gold Pool #G12454	3,419	3,501
5.500%, 04/01/2023, Gold Pool #G13145	8,855	9,195
4.000%, 02/01/2026, Gold Pool #J14494	10,340	10,846
4.000%, 06/01/2026, Gold Pool #J15974	19,809	21,108
3.000%, 12/01/2026, Gold Pool #J17508	10,861	11,573
4.500%, 06/01/2029, Gold Pool #C91251	28,188	29,351
4.500%, 12/01/2029, Gold Pool #C91281	10,683	11,151
4.500%, 04/01/2030, Gold Pool #C91295	92,620	94,845
		550,986

Federal National Mortgage Association - 0.1%
2.000%, 01/05/2022	300,000	301,511
6.000%, 09/01/2019, Pool #735439	5	5
5.500%, 06/01/2020, Pool #888601	101	102
5.000%, 05/01/2023, Pool #254762	14,992	15,994
5.500%, 01/01/2024, Pool #AD0471	3,695	3,792
5.000%, 12/01/2025, Pool #256045	20,936	23,048
5.500%, 05/01/2028, Pool #257204	15,054	15,917
4.000%, 08/01/2029, Pool #MA0142	17,842	18,614
5.500%, 04/01/2037, Pool #AD0249	6,120	6,470
5.000%, 10/01/2039, Pool #AC3237	46,438	50,467
		435,920
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $974,823)		986,906

U.S. TREASURY OBLIGATIONS - 9.7%
U.S. Treasury Notes - 9.7%
1.250%, 01/31/2020	400,000	398,055
1.375%, 01/31/2020	105,000	104,580
1.375%, 02/29/2020	680,000	676,985
1.125%, 03/31/2020	220,000	218,565
1.375%, 04/30/2020	2,080,000	2,069,072
1.500%, 05/15/2020	1,300,000	1,294,338
1.500%, 05/31/2020	1,320,000	1,313,941
1.875%, 06/30/2020	200,000	199,832
2.500%, 06/30/2020	3,500,000	3,518,115
1.625%, 07/31/2020	2,130,000	2,122,928
2.000%, 07/31/2020	910,000	910,658
1.375%, 08/31/2020	1,230,000	1,222,409
1.375%, 10/31/2020	1,435,000	1,425,723
1.750%, 10/31/2020	6,950,000	6,938,326
1.625%, 11/30/2020	490,000	488,459
2.000%, 11/30/2020	390,000	390,815
1.375%, 01/31/2021	2,720,000	2,700,769
2.125%, 01/31/2021	345,000	346,583
1.125%, 02/28/2021	3,360,000	3,322,003
1.250%, 03/31/2021	2,135,000	2,114,859
1.375%, 04/30/2021	1,025,000	1,017,392
3.125%, 05/15/2021	980,000	1,004,041
2.000%, 11/30/2022	500,000	504,424
2.000%, 04/30/2024	600,000	606,340
TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,780,166)		34,909,212

	Shares	Value
SHORT-TERM INVESTMENTS - 1.6%
MONEY MARKET FUNDS - 1.6%
First American Government Obligations Fund - Class X, 2.30% (c)	5,792,947	5,792,947
TOTAL SHORT-TERM INVESTMENTS (Cost $5,792,947)		5,792,947
TOTAL INVESTMENTS (Cost $358,224,109) - 99.6%		358,427,322
Other Assets in Excess of Liabilities - 0.4%		1,506,207
TOTAL NET ASSETS - 100.0%		$359,933,529

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
(a)	Variable or Floating Rate Security. The rate shown represents the rate at June 30, 2019.
(b)	Security is a perpetual bond and has no definite maturity date.
(c)	The rate shown represents the fund's 7-day yield as of June 30, 2019.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2019, the market value of these securities total $19,111,176 which represents 5.3% of total net assets.
(e)	U.S. traded security of a foreign issuer or corporation.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)* /s/ Douglas J. Neilson
           Douglas J. Neilson, President

Date  8/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas J. Neilson
Douglas J. Neilson, President

Date 8/27/2019

By (Signature and Title)* /s/  Matthew J. McVoy
Matthew J. McVoy, Treasurer

Date 8/27/2019

* Print the name and title of each signing officer under his or her signature.